RESTRICTED CASH AND INVESTMENTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Restricted Cash and Investments [Abstract]
Market value adjustment to a guaranteed investment contract	$ 4.5